Redeemable convertible preferred shares - Series E preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 28, 2016	Dec. 31, 2017	Dec. 31, 2016
Redeemable convertible preferred shares
Proceeds from issuance of shares				$ 20,000
Conversion of preferred shares to Class A ordinary shares (in shares)			742,320
Series E Preferred Stock
Redeemable convertible preferred shares
Proceeds from issuance of shares		$ 20,000
Shares issued (in shares)		1,068,114
Price per share		$ 18.72
Conversion of preferred shares to Class A ordinary shares (in shares)	1,068,114